UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment (     );         Amendment Number:
This Amendment (Check only one.):  (     ) is a restatement.
                                   (     ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        	  Landis Associates LLC
                    Michael Landis Hershey, President
Address:            415 McFarlan Rd.  Suite 213
                    Kennett Square, PA  19348

13F File Number:   28-5960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael L. Hershey
Title:     President
Phone:  610-925-0400
Signature, Place, and Date of Signing:  Michael L. Hershey,Kennett Square,PA.
                                        4/15/02
Report Type  (Check only one.):
(  x)        13F HOLDINGS REPORT.
(    )        13F NOTICE.
(    )        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
______________________________________
Michael L. Hershey, President


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F SUMMARY PAGE

REPORT SUMARY:    LANDIS ASSOCIATES LLC

NUMBER OF OTHER INCLUDED MANAGERS:   0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     115

FORM 13F INFORMATION TABLE VALUE TOTAL:      $151,646


LIST OF OTHER INCLUDED MANAGERS:    N/A

No.       13F File Number        Name




							                LANDIS ASSOCIATES LLC
                                                              FORM 13F
                                                           March 31, 2002


                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADC Telecommunications, Inc.   COM              000886101      712 175000.00SH       Sole                175000.00
ATMI, Inc.                     COM              00207R101      786 25000.00 SH       Sole                 25000.00
Acacia Research Corp.          COM              003881109     1255 110000.00SH       Sole                110000.00
Acres Gaming Inc.              COM              004936100      715 136500.00SH       Sole                136500.00
Albertson's Inc.               COM              013104104      994 30000.00 SH       Sole                 30000.00
Alcoa, Inc.                    COM              013817101      453 12000.00 SH       Sole                 12000.00
American Express Co.           COM              025816109      492 12006.00 SH       Sole                 12006.00
American Management Systems, I COM              027352103      605 32400.00 SH       Sole                 32400.00
Antex Biologics, Inc.          COM              03672W308      465 300000.00SH       Sole                300000.00
Arch Coal, Inc.                COM              039380100     1604 75000.00 SH       Sole                 75000.00
Atrix Laboratories, Inc.       COM              04962L101     2277 100000.00SH       Sole                100000.00
Avnet, Inc.                    COM              053807103      266  9831.00 SH       Sole                  9831.00
Axsys Technologies, Inc.       COM              054615109     1016 150000.00SH       Sole                150000.00
Aztar Corporation              COM              054802103     1095 50000.00 SH       Sole                 50000.00
BAM! Entertainment, Inc.       COM              059361105      588 125000.00SH       Sole                125000.00
BB&T Corp.                     COM              054937107      640 16800.00 SH       Sole                 16800.00
BP Amoco PLC                   COM              055622104      542 10215.00 SH       Sole                 10215.00
Bitstream Inc.                 COM              091736108     1371 370500.00SH       Sole                370500.00
Boyd Gaming Corporation        COM              103304101      902 60000.00 SH       Sole                 60000.00
CMGI,Inc.                      COM              125750109       16 12000.00 SH       Sole                 12000.00
CONSOL Energy, Inc.            COM              20854P109      837 31900.00 SH       Sole                 31900.00
CTN Media Group, Inc.          COM              12643W107       66 200000.00SH       Sole                200000.00
Cantel Medical Corp.           COM              138098108     2596 107500.00SH       Sole                107500.00
Caremark Rx, Inc.              COM              141705103     1365 70000.00 SH       Sole                 70000.00
Century Aluminum Co.           COM              156431108     1625 100000.00SH       Sole                100000.00
Charming Shoppes, Inc.         COM              161133103      475 60000.00 SH       Sole                 60000.00
Colgate Palmolive Co.          COM              194162103      663 11600.00 SH       Sole                 11600.00
Conceptus Inc.                 COM              206016107     1724 80000.00 SH       Sole                 80000.00
Conexant Systems Inc.          COM              207142100      904 75000.00 SH       Sole                 75000.00
Conoco Inc.                    COM              208251405     1037 35531.00 SH       Sole                 35531.00
Critical Path, Inc.            COM              22674V100      216 100000.00SH       Sole                100000.00
D & K Healthcare Resources, In COM              232861104      900 15000.00 SH       Sole                 15000.00
Dell Computer Corp.            COM              247025109     1342 51400.00 SH       Sole                 51400.00
Devon Energy Corp.             COM              25179m103     3862 80000.00 SH       Sole                 80000.00
Dominion Resources, Inc.       COM              25746U109      228  3500.00 SH       Sole                  3500.00
E. I. duPont de Nemours & Co., COM              263534109     2757 58472.00 SH       Sole                 58472.00
EXCO Resources,Inc.5% Converti COM              269279303      860 50000.00 SH       Sole                 50000.00
El Paso Corp.                  COM              28336L109      282  6400.00 SH       Sole                  6400.00
Electric Fuel Corp.            COM              284871100      310 200000.00SH       Sole                200000.00
Engineered Support System, Inc COM              292866100      717 15500.00 SH       Sole                 15500.00
Exxon Mobil Corp.              COM              302290101      200  4572.00 SH       Sole                  4572.00
F5 Networks, Inc.              COM              315616102     1394 60000.00 SH       Sole                 60000.00
Fairchild Semiconductor Intern COM              303726103     2002 70000.00 SH       Sole                 70000.00
Fortune Brands, Inc.           COM              349631101      494 10000.00 SH       Sole                 10000.00
FuelCell Energy, Inc.          COM              35952H106      946 60000.00 SH       Sole                 60000.00
General Electric Co.           COM              369604103     3210 85716.00 SH       Sole                 85716.00
General Maritime Corp.         COM              Y2692M103     1440 120000.00SH       Sole                120000.00
Glatfelter                     COM              377316104      861 48000.00 SH       Sole                 48000.00
Gold Fields Ltd SP ADR         COM              38059T106      625 60000.00 SH       Sole                 60000.00
Grant Prideco, Inc.            COM              38821G101     1642 120000.00SH       Sole                120000.00
Grey Wolf, Inc.                COM              397888108     2376 600000.00SH       Sole                600000.00
Hilb, Rogal & Hamilton Co.     COM              431294107      936 30000.00 SH       Sole                 30000.00
IGEN International, Inc.       COM              449536101    16667 440000.00SH       Sole                440000.00
ILOG S.A.                      COM              452360100     1418 90000.00 SH       Sole                 90000.00
Insight Enterprises, Inc.      COM              45765U103     1444 63787.00 SH       Sole                 63787.00
Intersil Corp.                 COM              46069S109      992 35000.00 SH       Sole                 35000.00
Intrado Inc.                   COM              46117A100     1307 60000.00 SH       Sole                 60000.00
JDA Software Group             COM              46612K108     1116 35000.00 SH       Sole                 35000.00
Johnson & Johnson              COM              478160104     2038 31372.00 SH       Sole                 31372.00
Lehman Brothers Holdings, Inc. COM              524908100      362  5600.00 SH       Sole                  5600.00
Level 8 Systems, Inc.          COM              52729M102      466 345000.00SH       Sole                345000.00
Massey Energy Co.              COM              576206106     3380 200000.00SH       Sole                200000.00
Merck & Co.                    COM              589331107     4541 78872.00 SH       Sole                 78872.00
Meridian Gold Inc.             COM              589975101     1016 70000.00 SH       Sole                 70000.00
Minnesota Mng. & Mfg. Co.      COM              604059105      383  3330.00 SH       Sole                  3330.00
NMS Communications             COM              629248105      852 200000.00SH       Sole                200000.00
Noble International,Ltd.       COM              655053106     1520 120000.00SH       Sole                120000.00
Novell, Inc.                   COM              670006105      187 48000.00 SH       Sole                 48000.00
Novellus Systems Inc.          COM              670008101      325  6000.00 SH       Sole                  6000.00
ON Technology Corp.            COM              68219P108      788 350000.00SH       Sole                350000.00
Optibase Ltd.                  COM              M7524R108      312 130000.00SH       Sole                130000.00
Optical Communication Products COM              68382T101      984 350000.00SH       Sole                350000.00
Packeteer, Inc.                COM              695210104     2812 380000.00SH       Sole                380000.00
Patterson-UTI Energy Inc.      COM              703481101     1487 50000.00 SH       Sole                 50000.00
Penn-America Group             COM              707247102     1329 85000.00 SH       Sole                 85000.00
Pep Boys-Manny, Moe & Jack     COM              713278109     1022 61400.00 SH       Sole                 61400.00
Pepsico Inc.                   COM              713448108     1675 32524.00 SH       Sole                 32524.00
Pharmanetics Inc.              COM              71713J107     1160 160000.00SH       Sole                160000.00
Philip Morris Cos. Inc.        COM              718154107      527 10000.00 SH       Sole                 10000.00
Phillips-Van Heusen Corp.      COM              718592108     1164 82500.00 SH       Sole                 82500.00
Prima Energy Corp.             COM              741901201     1245 50000.00 SH       Sole                 50000.00
ProQuest Co.                   COM              74346P102     1075 25000.00 SH       Sole                 25000.00
Procter & Gamble Co.           COM              742718109      206  2286.00 SH       Sole                  2286.00
QuadraMed Corp.                COM              74730W101     1647 185000.00SH       Sole                185000.00
Quaker Fabric Corp.            COM              747399103      916 82000.00 SH       Sole                 82000.00
Raindance Communications, Inc. COM              75086X106     1047 300000.00SH       Sole                300000.00
Redback Networks Inc.          COM              757209101      340 100000.00SH       Sole                100000.00
Rite Aid Corp.                 COM              767754104     1730 500000.00SH       Sole                500000.00
SFBC International, Inc.       COM              784121105     2088 80000.00 SH       Sole                 80000.00
SafeNet Inc.                   COM              78645R107     4824 300000.00SH       Sole                300000.00
Science Dynamics Corp.         COM              808631105       21 301000.00SH       Sole                301000.00
Smith & Wollensky Restaurant G COM              831758107      490 100000.00SH       Sole                100000.00
Southern Financial Bancorp, In COM              842870107     1098 44000.00 SH       Sole                 44000.00
Standard Commercial Corp.      COM              853258101      769 40000.00 SH       Sole                 40000.00
Sun Microsystems, Inc.         COM              866810104      882 100000.00SH       Sole                100000.00
Symmetricom Inc.               COM              871543104     1609 260000.00SH       Sole                260000.00
Sypris Solutions, Inc.         COM              871655106      962 64000.00 SH       Sole                 64000.00
TBC Corp.                      COM              872180104     1015 70000.00 SH       Sole                 70000.00
Telecommunication Systems, Inc COM              87929J103      889 285000.00SH       Sole                285000.00
Teledyne Technologies,Inc.     COM              879360105     1658 100000.00SH       Sole                100000.00
Thoratec Corp.                 COM              885175307      657 60000.00 SH       Sole                 60000.00
Tredegar Corp.                 COM              894650100      881 47100.00 SH       Sole                 47100.00
Trigon Healthcare Inc.         COM              89618L100      738 10000.00 SH       Sole                 10000.00
Tyco International             COM              902124106     1616 50000.00 SH       Sole                 50000.00
U.S. Wireless Data Inc.        COM              912899408      732 300000.00SH       Sole                300000.00
Ultra Petroleum Corp.          COM              903914109     1596 200000.00SH       Sole                200000.00
Unifi, Inc.                    COM              904677101     1410 150000.00SH       Sole                150000.00
Universal Compression Holdings COM              913431102     2904 110000.00SH       Sole                110000.00
Valero Energy Corp.            COM              91913Y100     1238 25000.00 SH       Sole                 25000.00
WSFS Financial Corp.           COM              929328102     1223 67500.00 SH       Sole                 67500.00
Wachovia Corp.                 COM              929903102      742 20000.00 SH       Sole                 20000.00
Wal-Mart Stores, Inc.          COM              931142103     1471 24000.00 SH       Sole                 24000.00
Whitehall Jewellers, Inc.      COM              965063100      848 45000.00 SH       Sole                 45000.00
Willbros Group, Inc.           COM              969199108     2504 150000.00SH       Sole                150000.00
Wilmington Trust Corp.         COM              971807102     1615 24000.00 SH       Sole                 24000.00